Securities - Summary of Profit or Loss Recognized on FVOCI Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Total	$ 35	$ 90
IFRS9 [member]
Disclosure of financial assets [line items]
Realized gains	57	91
Realized losses	(23)	(2)
(Provision for) reversal of credit losses on debt securities	(2)	2
Total	$ 32	$ 91